BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—97.9%
Communication Services—2.6%
Gray Television, Inc.(a)	210,822	$4,157,410
Nexstar Media Group, Inc., Class A	46,846	8,208,356
TEGNA, Inc.(a)	259,025	5,672,648
Yelp, Inc.*(a)	124,737	3,668,515
		21,706,929
Consumer Discretionary—14.1%
American Eagle Outfitters, Inc.(a)	100,262	1,214,173
Beazer Homes USA, Inc.*	115,833	1,877,653
Callaway Golf Co.*(a)	589,832	12,805,253
Carriage Services, Inc.(a)	92,348	3,728,089
Carter's, Inc.(a)	67,073	5,167,975
Foot Locker, Inc.(a)	177,934	5,868,263
H&R Block, Inc.(a)	85,033	2,996,563
Hanesbrands, Inc.(a)	293,348	3,482,041
Harley-Davidson, Inc.(a)	333,572	11,735,063
International Game Technology PLC	235,828	5,051,436
LCI Industries(a)	59,379	7,096,978
Meritage Homes Corp.*	44,809	3,822,656
Nautilus, Inc.*(a)	542,621	1,139,504
Sally Beauty Holdings, Inc.*(a)	263,922	4,001,057
Skechers U.S.A., Inc., Class A*(a)	93,229	3,673,223
Standard Motor Products, Inc.	38,706	1,546,305
Steven Madden Ltd.	167,797	6,238,692
Stride, Inc.*(a)	350,585	13,711,379
Tempur Sealy International, Inc.(a)	184,963	4,877,474
Thor Industries, Inc.(a)	20,253	1,538,620
Toll Brothers, Inc.(a)	46,967	2,370,424
Travel + Leisure Co.	139,805	7,145,434
TravelCenters of America, Inc.*(a)	80,917	3,159,809
Victoria's Secret & Co.*(a)	96,218	3,965,144
		118,213,208
Consumer Staples—3.3%
Energizer Holdings, Inc.(a)	185,387	5,559,756
Fresh Del Monte Produce, Inc.	184,971	4,724,159
Nomad Foods Ltd.*(a)	321,361	6,706,804
Spectrum Brands Holdings, Inc.(a)	57,004	5,001,531
Turning Point Brands, Inc.(a)	69,996	2,046,683
Universal Corp.	60,076	3,825,640
		27,864,573
Energy—8.8%
Cactus, Inc., Class A(a)	100,642	5,275,654
ChampionX Corp.	235,865	5,488,578
Delek US Holdings, Inc.*	252,791	7,371,386
Enerplus Corp.	521,496	7,739,001
Kosmos Energy Ltd.*(a)	931,014	7,206,048
National Energy Services Reunited Corp.*	333,714	2,489,506
NexTier Oilfield Solutions, Inc.*	390,549	4,256,984
Par Pacific Holdings, Inc.*(a)	182,655	2,995,542
PDC Energy, Inc.(a)	84,825	6,713,050
ProPetro Holding Corp.*	328,777	4,290,540
Viper Energy Partners LP	277,656	9,318,135
Whiting Petroleum Corp.(a)	52,836	4,673,873
World Fuel Services Corp.	266,078	6,596,074
		74,414,371
Financials—25.9%
AllianceBernstein Holding LP	75,664	3,218,747
Ameris Bancorp	48,006	2,188,594
AMERISAFE, Inc.	43,375	2,186,100
Ares Commercial Real Estate Corp.(a)	113,123	1,662,908
Artisan Partners Asset Management, Inc., Class A(a)	120,563	4,630,825
Assured Guaranty Ltd.(a)	180,268	10,608,772
Axis Capital Holdings Ltd.	168,673	9,879,178
BankUnited, Inc.(a)	153,925	6,412,515
Blackstone Mortgage Trust, Inc., Class A(a)	196,327	6,107,733
Columbia Banking System, Inc.(a)	75,614	2,279,762
Diamond Hill Investment Group, Inc.	15,703	2,938,659
Employers Holdings, Inc.	69,518	2,878,740
Essent Group Ltd.(a)	68,992	2,952,168
Evercore, Inc., Class A(a)	71,232	8,134,694
Federal Agricultural Mortgage Corp., Class C	52,914	5,556,499
First American Financial Corp.	36,782	2,228,621
First Hawaiian, Inc.	154,005	3,944,068
First Internet Bancorp	65,338	2,525,314
First Merchants Corp.(a)	86,471	3,559,146
First Mid Bancshares, Inc.	63,515	2,391,340
Flushing Financial Corp.	63,184	1,459,550
Hanover Insurance Group, Inc., (The)	51,695	7,578,487
Heritage Financial Corp.(a)	81,326	2,122,609
Hope Bancorp, Inc.	130,106	1,896,945
James River Group Holdings Ltd.	97,930	2,502,112
Luther Burbank Corp.	203,235	2,772,125
Merchants Bancorp	133,946	3,414,284
Midland States Bancorp, Inc.	97,692	2,625,961
Mr Cooper Group, Inc.*	51,806	2,246,308
Navient Corp.(a)	356,392	5,702,272
Nelnet, Inc., Class A(a)	34,699	2,938,658
NMI Holdings, Inc., Class A*	107,446	1,999,570
PacWest Bancorp	166,569	5,260,249
PennyMac Financial Services, Inc.(a)	104,878	5,141,120
Perella Weinberg Partners(a)	267,860	2,008,950
PRA Group, Inc.*(a)	86,949	3,217,113
Preferred Bank	41,106	2,816,172
Primis Financial Corp.	167,105	2,255,917
ProAssurance Corp.	190,698	4,235,403
Pzena Investment Management, Inc., Class A	262,635	1,856,829
RBB Bancorp	162,536	3,488,023
Silvercrest Asset Management Group, Inc., Class A	466,783	9,727,758
SLM Corp.(a)	939,577	18,406,313
SouthState Corp.(a)	38,675	3,125,713
Starwood Property Trust, Inc.(a)	168,012	4,013,807
Synovus Financial Corp.(a)	49,548	2,113,222
Umpqua Holdings Corp.	182,049	3,213,165
Valley National Bancorp(a)	464,850	5,908,243
Velocity Financial, Inc.*	276,678	3,029,624
Walker & Dunlop, Inc.(a)	64,525	6,859,653
White Mountains Insurance Group Ltd.	4,081	5,080,274
Wintrust Financial Corp.	30,581	2,672,474
		217,973,286
Health Care—6.6%
Brookdale Senior Living, Inc.*	382,218	2,178,643
Change Healthcare, Inc.*	785,489	18,922,430
Envista Holdings Corp.*(a)	266,536	11,471,709
Haemonetics Corp.*	44,135	2,791,980
Hanger, Inc.*	71,719	1,132,443
LHC Group, Inc.*	26,240	4,373,158
PetIQ, Inc.*(a)	222,591	3,819,661
QuidelOrtho Corp.*	45,405	4,314,816
R1 RCM, Inc.*(a)	124,557	2,674,239
Syneos Health, Inc.*	52,038	3,845,088
		55,524,167
Industrials—19.5%
ABM Industries, Inc.	289,092	13,977,598
ACCO Brands Corp.	351,901	2,653,334
Allison Transmission Holdings, Inc.	99,115	3,965,591
Altra Industrial Motion Corp.	90,005	3,529,096
Array Technologies, Inc.*(a)	302,477	3,351,445
ASGN, Inc.*	78,500	7,475,555
BrightView Holdings, Inc.*(a)	260,237	3,383,081
Brink's Co., (The)(a)	95,952	5,836,760
BWX Technologies, Inc.(a)	56,535	2,894,592
CBIZ, Inc.*	126,278	5,172,347
CRA International, Inc.	87,580	7,508,233
Curtiss-Wright Corp.	66,512	9,443,374
EMCOR Group, Inc.	38,855	4,104,254
EnerSys	61,897	4,191,665
Ennis, Inc.(a)	50,355	913,943
FTI Consulting, Inc.*(a)	15,737	2,643,816
GrafTech International Ltd.(a)	293,853	2,550,644
Heidrick & Struggles International, Inc.	49,385	1,706,746
Hillenbrand, Inc.	74,500	3,117,080
Hub Group, Inc., Class A*	38,971	2,844,104
ICF International, Inc.(a)	65,609	6,705,896
KAR Auction Services, Inc.*(a)	311,204	4,969,928
Korn/Ferry International	35,545	2,184,596
L B Foster Co., Class A*	155,542	2,042,267
Landstar System, Inc.(a)	11,996	1,816,554
Masonite International Corp.*	32,399	2,975,200
Matrix Service Co.*	279,476	1,685,240
Resideo Technologies, Inc.*	454,258	10,729,574
Science Applications International Corp.	93,347	8,080,116
Steelcase, Inc., Class A(a)	221,321	2,713,395
Terex Corp.(a)	51,302	1,815,578
Vectrus, Inc.*	66,050	2,365,911
Viad Corp.*(a)	70,476	2,122,737
Wabash National Corp.(a)	173,675	2,665,911
Werner Enterprises, Inc.(a)	53,211	2,158,770
WESCO International, Inc.*	139,676	17,540,512
		163,835,443
Information Technology—8.6%
Avnet, Inc.	108,832	5,272,910
Bel Fuse, Inc., Class B	135,808	2,187,867
Belden, Inc.	123,278	7,098,347
CommScope Holding Co., Inc.*	406,779	3,054,910
Concentrix Corp.	30,257	4,686,507
Diebold Nixdorf, Inc.*(a)	180,716	562,027
EVERTEC, Inc.	92,077	3,493,401
IBEX Holdings Ltd.*	128,285	2,296,302
Insight Enterprises, Inc.*(a)	76,015	7,511,802
InterDigital, Inc.(a)	103,496	6,757,254
MAXIMUS, Inc.(a)	30,480	1,977,847
NCR Corp.*	147,519	5,117,434
Rackspace Technology, Inc.*(a)	111,442	1,028,610
SMART Global Holdings, Inc.*	334,280	8,240,002
TD SYNNEX Corp.(a)	28,353	2,944,459
TTEC Holdings, Inc.(a)	60,633	4,089,090
Ultra Clean Holdings, Inc.*	71,879	2,412,259
Unisys Corp.*	288,174	3,437,916
		72,168,944
Materials—6.5%
Cabot Corp.(a)	67,371	5,093,921
Ecovyst, Inc.	143,125	1,469,894
Graphic Packaging Holding Co.	952,455	21,201,648
Ingevity Corp.*	62,500	4,355,000
Minerals Technologies, Inc.	28,680	1,900,337
Orion Engineered Carbons SA	145,073	2,801,360
Schweitzer-Mauduit International, Inc.(a)	140,919	3,821,723
Valvoline, Inc.	430,586	14,407,408
		55,051,291
Real Estate—1.7%
Cousins Properties, Inc.(a)	228,046	7,878,990
Realogy Holdings Corp.*(a)	309,434	3,830,793
Spirit Realty Capital, Inc.	58,071	2,438,401
		14,148,184
Utilities—0.3%
Pure Cycle Corp.*	193,221	2,183,397
TOTAL COMMON STOCKS
(Cost $609,402,498)		823,083,793
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—29.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%(b)	246,066,410	246,066,410
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $246,066,410)		246,066,410
SHORT-TERM INVESTMENTS—2.0%
U.S. Bank Money Market Deposit Account, 0.50%(b)	16,815,117	16,815,117
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,815,117)		16,815,117
TOTAL INVESTMENTS—129.2%
(Cost $872,284,025)		1,085,965,320
LIABILITIES IN EXCESS OF OTHER ASSETS—(29.2)%		(245,297,094)
NET ASSETS—100.0%		$840,668,226

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $238,254,295.
(b)	The rate shown is as of May 31, 2022.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2022, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

						INVESTMENTS MEASURED AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		ASSET VALUE*
Common Stock
Communication Services	$21,706,929	$21,706,929	$-	$-		$-
Consumer Discretionary	118,213,208	118,213,208	-	-		-
Consumer Staples	27,864,573	27,864,573	-	-		-
Energy	74,414,371	74,414,371	-	-		-
Financials	217,973,286	217,973,286	-	-		-
Health Care	55,524,167	55,524,167	-	-		-
Industrials	163,835,443	163,835,443	-	-		-
Information Technology	72,168,944	72,168,944	-	-		-
Materials	55,051,291	55,051,291	-	-		-
Real Estate	14,148,184	14,148,184	-	-		-
Utilities	2,183,397	2,183,397	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	246,066,410	-	-	-		246,066,410
Short-Term Investments	16,815,117	16,815,117	-	-		-
Total Assets	$1,085,965,320	$839,898,910	$-	$-		$246,066,410

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.